Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accounts Receivable, Net [Line Items]
Provision for credit losses	¥ 127,290	$ 18,202	¥ 584	¥ 1,530
Customer Concentration Risk [Member] | Distributor One [Member] | Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable percentage	42.50%	42.50%	33.20%	30.30%
Customer Concentration Risk [Member] | Distributor Two [Member] | Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable percentage	25.50%	25.50%	26.50%	24.80%
Customer Concentration Risk [Member] | Distributor Three [Member] | Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable percentage	19.00%	19.00%	18.30%	12.10%
Customer Concentration Risk [Member] | Distributor Four [Member] | Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable percentage			10.30%